Convertible Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Apr. 28, 2017
Convertible Debt (Textual)
Convertible into common stock of shares	77,500,000
Share capital, percentage	82.30%
Conversion price per share	$ 0.08
Senior Secured Convertible Note [Member]
Convertible Debt (Textual)
Debt note purchase agreement interest		10.00%
Aggregate principal amount		$ 6,200,000